Related parties (Details)	12 Months Ended
	Dec. 31, 2024 EUR (€) employee item	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€)	Dec. 31, 2019	Nov. 06, 2019	Aug. 28, 2019
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Number of executive committee members | item	4
Number of board of directors | employee	9
Deferred income other than contract liabilities	€ 1,071,352,000	€ 1,327,463,000	€ 1,989,230,000
Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Percentage of ownership interest	25.35%			25.84%	25.10%	22.04%
Number of Directors Represented as Board of Directors | item	2
Minimum Percentage Of Ownership Required To Appoint Investor Board Designees	20.00%
Trade and other payables		585,000
Trade and other receivables	€ 2,268,000	5,198,000	7,877,000
Royalties Receivable	2,200,000	2,400,000	2,600,000
Royalties receivable relating to development of Filgotinib		2,500,000	5,100,000
Revenue Recognized Related To The Performance Obligation For The Drug Discovery Platform	230,182,000	230,242,000	230,423,000
Revenue Recognised Related To Filgotinib Performance Obligation	26,041,000	429,439,000	174,432,000
Royalty income related to the commercialization of filgotinib	10,604,000	9,466,000	10,726,000
Cost Reimbursements Recognized Related To The Development Of GLPG1690	128,000	299,000	411,000
Cross charges from and to Gilead relating to filgotinib (4)		€ 3,643,000	(2,374,000)
included in sales and marketing expenses			31,000
Included in research and development expenditure.			(31,000)
Purchase of raw materials, semi-finished products and finished products of Jyseleca			13,539,000
Number of performance obligations | item		2
Gilead collaboration agreement for drug discovery platform | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities	€ 1,068,981,000	€ 1,299,163,000	1,529,405,000
Collaboration agreement for filgotinib | Gilead [member]
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Deferred income other than contract liabilities		26,268,000	€ 456,352,000
Revenue That Was Included In Deferred Income At The Beginning Of The Period		€ 26,300,000